Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the Federal statutory income tax provision for the Company’s effective income tax provision (in thousands):

	Year Ended December 31,
	2018	2019	2020
Tax at federal statutory rate	$(7,170)	$(8,014)	$(10,042)
State taxes, net of federal effect	29	28	42
Non-deductible expenses	79	86	67
Stock based compensation	349	931	1,077
Change in valuation allowance	6,692	6,968	8,814
Other	58	37	98
Provision for income taxes	$37	$36	$56

Schedule of Deferred Tax Assets and Liabilities
The significant components of the Company’s deferred tax assets and liabilities consisted of (in thousands):

	December 31,
	2018	2019	2020
Deferred tax assets:
Accruals and reserves	$1,107	$1,412	$2,472
Inventory and deferred revenue	1,700	1,210	690
Stock compensation	547	984	1,151
Other	35	307	670
Net operating loss carryforwards	34,130	43,469	53,550
Gross deferred tax assets	37,519	47,382	58,533
Less: valuation allowance	(36,900)	(46,042)	(56,581)
Total deferred tax assets	619	1,340	1,952
Deferred tax liabilities:
Fixed assets	(619)	(1,340)	(1,952)
Gross deferred tax liabilities	(619)	(1,340)	(1,952)
Net deferred tax assets	$—	$—	$—